Consolidated Statements Of Cash Flows (Tables)	12 Months Ended
Aug. 31, 2019
Statement of cash flows [abstract]
Schedule Of Funds Flows From Continuing Operations
		2018
	2019	(restated, note 2)
	$	$
Net income from continuing operations	733	39
Adjustments to reconcile net income to funds flow from operations:
Amortization	1,041	1,028
Deferred income tax expense (recovery)	4	(9)
Share-based compensation	3	3
Defined benefit pension plans	7	11
Equity (income)/ loss of an associate or joint venture	(46)	200
Loss on disposal of an associate or joint venture	109	-
Gain on disposal of investments	(15)	-
Net change in contract asset balances	(23)	(76)
Gain on disposal of fixed asets and intangibles	(32)	(15)
Other	(4)	(4)
Funds flow from continuing operations	1,777	1,177

Schedule Of Interest And Income Taxes Paid And Interest Received
	2019	2018
	$	$
Interest paid	230	239
Income taxes paid (net of refunds)	166	155
Interest received	29	4

Schedule Of Non-Cash Transactions
	2019	2018
	$	$
Issuance of Class B Non-Voting Shares:
Dividend reinvestment plan (note 20)	217	211